RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of related party transactions

Activity for related party transactions for the periods presented are:

	2015	2014
	(dollars in thousands)
Related party extensions of credit, beginning of period	$4,774	$3,822
New loans	879	2,081
Repayments	(1,393)	(1,129)
Related party extension of credit, end of period	$4,260	$4,774